EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the Three Months Ended March 31,
In millions (except for share and earnings per share information)	2025	2024
Net income attributable to equity holders of the Company	$134.6	$5.1
Basic weighted-average number of ordinary shares	553,986,158	463,422,683
Diluted weighted-average number of ordinary shares	557,567,556	466,345,776
Basic earnings per share	$0.24	$0.01
Diluted earnings per share	$0.24	$0.01